Stock-Based Compensation - Summary of Fair value of Stock Option Grants (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	0.00%	0.99%
Dividend yield	0.00%	0.00%
Expected volatility		103.59%
Expected life (years)		6 years 1 month 9 days